Long-Term Debt, net - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt, net
Fair value of debt	$ (26,065)
Comprehensive Financing Plan exit fees accrued	21,583	$ 21,099
Total long-term debt	1,666,156	2,340,778
Less: Deferred finance costs, net	(44,271)	(11,177)
Less: Current portion	(113,777)	$ (2,329,601)
Total long-term debt net of current portion and deferred finance cost	1,508,108
Remaining borrowing availability	$ 0
Weighted average interest rate on long-term borrowings (as a percent)	4.30%	3.10%	2.60%
Interest paid	$ 71,900	$ 74,600	$ 69,200
Interest cost incurred	70,700	75,400	$ 70,300
The Royal Bank of Scotland
Long-Term Debt, net
Long-term debt	474,743	634,864
Credit facility	475,500
The Royal Bank of Scotland | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt		24,316
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Long-Term Debt, net
Long-term debt	379,762	622,851
Credit facility	382,500
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt		17,205
Citibank $114 mil. Facility
Long-Term Debt, net
Long-term debt	110,644	117,316
Credit facility	114,000
Citibank $123.9 mil. Facility
Long-Term Debt, net
Long-term debt	122,523
Credit facility	123,900
Citibank $120 mil. Facility
Long-Term Debt, net
Long-term debt	115,973
Credit facility	120,000
Credit Suisse
Long-Term Debt, net
Long-term debt	167,990	176,189
Credit facility	171,800
Citibank-Eurobank Credit Facility
Long-Term Debt, net
Long-term debt	35,544	37,645
Credit facility	37,600
Club Facility
Long-Term Debt, net
Long-term debt	202,439	220,689
Credit facility	206,200
Sinosure cexim-Citibank-ABN Amro Credit Facility
Long-Term Debt, net
Long-term debt	61,020	81,360
Credit facility	$ 203,400
Deutsche Bank
Long-Term Debt, net
Long-term debt		156,062
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece
Long-Term Debt, net
Long-term debt		199,302
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece | January 2011 Credit Facility
Long-Term Debt, net
Long-term debt		8,771
The Export-Import Bank of Korea & ABN Amro
Long-Term Debt, net
Long-term debt		$ 23,109